[Janus Henderson Letterhead]

March 21, 2022

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 305 and Amendment No. 288 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to Janus Henderson U.S. Managed Volatility Fund (the “Fund”),1 and all share classes thereof.

The Amendment includes certain changes to the disclosure for the Fund that may be deemed to be material pursuant to Rule 485(b) under the 1933 Act.

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the prospectuses and statement of additional information comprising the Amendment to show changes made since Post-Effective Amendment No. 303, filed on October 28, 2021.

As indicated on the facing page of the Amendment, and in accordance with Rule 485(a)(1) of the 1933 Act, the Registrant has specified that the Amendment is to become effective on June 9, 2022.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Assistant Secretary of the Registrant

Enclosures (via EDGAR)

cc:	Abigail Murray, Esq.

Thea Kelley

[1]	As reflected in the Amendment, the Fund’s name will be changing to Janus Henderson Adaptive Risk Managed U.S. Equity Fund at the time that the Amendment becomes effective.